SUPPLEMENT DATED JULY 1, 2003
      TO THE PROSPECTUS DATED FEBRUARY 1, 2003
   SUMMIT MUTUAL FUNDS, INC. - SUMMIT APEX SERIES

     Effective July 1, 2003, the prospectus for Summit Mutual Funds, Inc. dated February 1, 2003 is amended by including as a part thereof the following information regarding the Adviser's voluntary waiver of expenses relative to the S&P 500 Index Fund:

     The following sentence is hereby added to the FEES AND EXPENSES OF THE FUNDS section on Page
     31 and the EXPENSES section on Page 38: The
     Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the S&P 500
     Index Fund, to the extent necessary, to limit all expenses to 0.48% of the average daily net assets of the Fund for the period July 1, 2003 through December 31, 2004.



SMFI 514A APEX 2/03 - SUPPLEMENT 7/1/03

Summit                       Prospectus
Mutual
Funds




                             Summit Apex Series

                             S&P 500 Index Fund
                             S&P MidCap 400 Index Fund
                             Russell 2000 Small Cap Index Fund
                             Nasdaq-100 Index Fund
                             EAFE International Index Fund
                             Total Social Impact Fund
                             Balanced Index Fund
                             Lehman Aggregate Bond Index Fund
                             Everest Fund
                             Bond Fund
                             Short-term Government Fund
                             Money Market Fund
                             High Yield Bond Fund





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







February 1, 2003                 SUMMIT
                         [Logo]  MUTUAL
                                 FUNDS

February 1, 2003

                                    SUMMIT MUTUAL FUNDS, INC.
                                            TABLE OF CONTENTS


INTRODUCTION. . . . . . . . . . . . . . . . . . . . . . . .  1
FUND PROFILES
  S&P 500 INDEX FUND PROFILE. . . . . . . . . . . . . . . .  3
  S&P MIDCAP 400 INDEX FUND PROFILE . . . . . . . . . . . .  4
  RUSSELL 2000 SMALL CAP INDEX FUND PROFILE . . . . . . . .  6
  NASDAQ-100 INDEX FUND PROFILE . . . . . . . . . . . . . .  8
  EAFE INTERNATIONAL INDEX FUND PROFILE . . . . . . . . . . 10
  TOTAL SOCIAL IMPACT FUND PROFILE. . . . . . . . . . . . . 13
  BALANCED INDEX FUND PROFILE . . . . . . . . . . . . . . . 15
  LEHMAN AGGREGATE BOND INDEX FUND PROFILE. . . . . . . . . 18
  EVEREST FUND PROFILE. . . . . . . . . . . . . . . . . . . 20
  BOND FUND PROFILE . . . . . . . . . . . . . . . . . . . . 22
  SHORT-TERM GOVERNMENT FUND PROFILE. . . . . . . . . . . . 24
  MONEY MARKET FUND PROFILE . . . . . . . . . . . . . . . . 26
  HIGH YIELD BOND FUND PROFILE. . . . . . . . . . . . . . . 27
FEES AND EXPENSES OF THE FUND . . . . . . . . . . . . . . . 31
OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS . . . . . . 32
  FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . . 32
  FOREIGN CURRENCY TRANSACTIONS . . . . . . . . . . . . . . 32
  HIGH YIELD BONDS. . . . . . . . . . . . . . . . . . . . . 33
  REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . . 33
  REVERSE REPURCHASE AGREEMENTS . . . . . . . . . . . . . . 33
  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. . . . 33
  OPTIONS ON SECURITIES INDICES . . . . . . . . . . . . . . 34
  COLLATERALIZED MORTGAGE OBLIGATIONS . . . . . . . . . . . 35
  ASSET-BACKED AND MORTGAGE-BACKED SECURITIES . . . . . . . 35
  LENDING FUND SECURITIES . . . . . . . . . . . . . . . . . 36
  OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . 36
FUND MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . 37
  INVESTMENT ADVISER. . . . . . . . . . . . . . . . . . . . 37
  ADVISORY FEE. . . . . . . . . . . . . . . . . . . . . . . 37
  SUBADVISORS . . . . . . . . . . . . . . . . . . . . . . . 38
  EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . . 38
  CAPITAL STOCK . . . . . . . . . . . . . . . . . . . . . . 38
SHAREHOLDER INFORMATION . . . . . . . . . . . . . . . . . . 39
  DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) PLAN . . . . 39
  PRICING OF FUND SHARES. . . . . . . . . . . . . . . . . . 39
  PURCHASE OF SHARES. . . . . . . . . . . . . . . . . . . . 39
REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . 41
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS . . . . . . . . . 45
FEDERAL TAXES . . . . . . . . . . . . . . . . . . . . . . . 46
STATE AND LOCAL TAXES . . . . . . . . . . . . . . . . . . . 46
S&P, FRANK RUSSELL, NASDAQ, EAFE AND
 TOTAL SOCIAL IMPACT DISCLAIMERS. . . . . . . . . . . . . . 47
FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . 49
APPENDIX A:  RATINGS. . . . . . . . . . . . . . . . . . . . 62
  CORPORATE BOND RATINGS. . . . . . . . . . . . . . . . . . 62
  COMMERCIAL PAPER RATINGS. . . . . . . . . . . . . . . . . 63

                                    SUMMIT MUTUAL FUNDS, INC.
                                                 INTRODUCTION

This prospectus explains the objectives, risks and strategies of thirteen of the twenty-two Funds comprising Summit Mutual Funds, Inc. ("Summit Mutual Funds"). Each Fund Profile below summarizes important facts about the Fund, including its investment objective, strategy, risks and past investment performance. More detailed information about some of the Funds' investment policies and strategies is provided after the Profiles, along with information about Fund expenses for each Fund.

The thirteen Funds included in this Prospectus are part of the Summit Mutual Funds' SUMMIT APEX SERIES, whose shares are offered to institutional and retail investors. These Funds are also offered to The Union Central Life Insurance Company ("Union
Central") and its exempt separate accounts.

This prospectus offers two classes of shares:
1)  Each Fund offers shares without a sales charge, and
2)  Three Funds (Everest Fund, Nasdaq-100 Index Fund and
    Total Social Impact Fund) also offer shares (Class F shares) that are subject to a Distribution and Share-holder Service (12b-1) Plan.

It is anticipated that Union Central will have voting control of Summit Mutual Funds. With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Fund's fundamental investment objectives and policies, etc.) regardless of the views of other shareholders.

INDEX FUNDS

The S&P 500 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

The S&P MidCap 400 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

The Russell 2000 Small Cap Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

The EAFE International Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index ("Index"). The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. To pursue this objective, the Fund will invest in ALL stocks that are included in the S&P 500 Index. The Fund also seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to their stakeholders.

The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond
Index ("Lehman Brothers Index").

MANAGED FUNDS

The Everest Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

SUMMIT MUTUAL FUNDS, INC.
INTRODUCTION

The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies.

The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

S&P 500 INDEX FUND PROFILE

Investment Objective
The S&P 500 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

Investment Strategies
The S&P 500 Index Fund seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P 500 Index is not feasible. The Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500 INDEX. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the S&P 500 INDEX should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

The S&P 500 Index Fund may invest up to 5% of its assets in Standard & Poor's Depositary Receipts(R) ("SPDRs(R)"). SPDRs(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index .

The Fund may invest up to 20% of its assets in S&P 500 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

Under normal circumstances, the Fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index. Although the Adviser will attempt to invest as much of the S&P 500 Index Fund's assets as is practical in stocks included among the S&P 500 Index and futures contracts and related options under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o  Market risk:   The S&P 500 Index Fund's total return, like
   stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Correlation risk: Because the S&P Index Fund has expenses, and the S&P 500 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the S&P 500 Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P 500. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
  S&P 500 Index Fund Total Returns

                   2001      2002
  7.00%-

  0.00%-    ------/----/----/----/
                  /    /    /    /
 -7.00%-          /    /    /    /
                  /----/    /    /
-14.00%-         -12.32%    /    /
                            /    /
-21.00%-                    /    /
                            /----/
-28.00%-                   -22.49%

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 8.28%.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.5% (quarter ending 12/31/01) and the lowest return for a quarter was -17.3% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000
                                            ------  --------------------
Return Before Taxes                         -22.5%      -16.8%
Return After Taxes on Distributions(1)(2)   -22.9%      -17.1%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -13.8%      -13.1%
S&P 500 Index(3)                            -22.1%      -16.4%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

S&P MIDCAP 400 INDEX FUND PROFILE

Investment Objective
The S&P MidCap 400 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

Investment Strategies
The S&P MidCap 400 Index Fund seeks to substantially replicate the total return of the securities comprising the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P MidCap 400 Index is not feasible. The S&P MidCap 400 Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

total return of its net assets before expenses and the total return of the S&P MidCap 400 Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the S&P MidCap 400 Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

The S&P MidCap 400 Index Fund may invest up to 5% of its assets in Standard & Poor's MidCap Depositary Receipts(R) ("MidCap SPDRs(R)"). MidCap SPDRs(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

The Fund may invest up to 20% of its assets in S&P MidCap 400 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P MidCap 400 Index. Although the Adviser will attempt to invest as much of the S&P MidCap 400 Index Fund's assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The S&P MidCap 400 Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of medium sized (mid-cap) companies, such as those listed among the S&P MidCap 400
   Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Correlation risk: Because the S&P MidCap 400 Index Fund has expenses, and the S&P MidCap 400 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the S&P MidCap 400 Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P MidCap 400 Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

S&P MidCap 400 Index Fund Total Returns

  8.00%-

  4.00%-           2001      2002

  0.00%-    ------/-----/----------
                  /-----/    /    /
 -4.00%-                     /    /
                  -1.70%     /    /
 -8.00%-                     /    /
                             /    /
-12.00%-                     /    /
                             /----/
-16.00%-                    -15.13%

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 5.69%.

During the period shown in the bar chart, the highest return for a calendar quarter was 17.8% (quarter ending 12/31/01) and the lowest return for a quarter was -16.7% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 28, 1999)
                                            ------  -------------------------
Return Before Taxes                         -15.1%           -5.3%
Return After Taxes on Distributions(1)(2)   -15.4%           -5.7%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                -9.3%           -4.4%
S&P MidCap 400 Index(3)                     -14.5%           -4.3%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

RUSSELL 2000 SMALL CAP INDEX FUND PROFILE

Investment Objective
The Russell 2000 Small Cap Index Fund seeks investment results that correspond to the investment performance of U.S. commons stocks, as represented by the Russell 2000 Index.

Investment Strategies
The Russell 2000 Small Cap Index Fund seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Russell 2000 Index is not feasible. The Russell 2000 Small Cap Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Russell 2000 Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Russell 2000 Index. Although the Adviser will attempt to invest as much of the Russell 2000 Small Cap Index Fund's assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Fund may also temporarily invest in S&P 500 Index futures and/or S&P MidCap 400 futures if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Fund may invest up to 20% of its assets in Russell 2000 Index futures contracts or options (or S&P MidCap 400 or S&P 500 Index futures contracts and options if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The Russell 2000 Small Cap Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of small sized (small-cap) companies, such as those listed among the Russell 2000 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Correlation risk: Because the Russell 2000 Small Cap Index Fund has expenses, and the Russell 2000 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Russell 2000 Small Cap Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Russell 2000 Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

Russell 2000 Small Cap Index Fund Total Returns

 12.00%-

  6.00%-                      1.79%
                             /----/
  0.00%-   ------/----/-----------------/----/
                 /----/                 /    /
 -6.00%-         -2.63%                 /    /
                                        /    /
-12.00%-                                /    /
                                        /    /
-18.00%-                                /    /
                                        /----/
-24.00%-                                -20.88%

                  2000        2001       2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 5.97%.

During the period shown in the bar chart, the highest return for a calendar quarter was 20.7% (quarter ending 12/31/01) and the lowest return for a quarter was -21.6% (quarter ending
09/30/02).

Average Annual Total Return for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 29, 1999)
                                            ------  -------------------------
Return Before Taxes                         -20.9%           -6.8%
Return After Taxes on Distributions(1)(2)   -21.1%           -7.1%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -12.8%           -5.5%
Russell 2000 Index(3)                       -20.5%           -6.5%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

NASDAQ-100 INDEX FUND PROFILE

Investment Objective
The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

Investment Strategies
The Nasdaq-100 Index Fund seeks to substantially replicate the total return of the securities comprising the Nasdaq-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Nasdaq-100 Index is not feasible. The Nasdaq-100 Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Nasdaq-100 Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Nasdaq-100 Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

The Nasdaq-100 Index Fund may invest up to 5% of its assets in Nasdaq-100 Shares(R). Nasdaq-100 Shares(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Nasdaq-100 Index.

The Fund may invest up to 20% of its assets in Nasdaq-100 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100 Index. Although the Adviser will attempt to invest as much of the Nasdaq-100 Index Fund's assets as is practical in stocks included among the Nasdaq-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The Nasdaq-100 Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of companies or industries that are heavily weighted in the Nasdaq-100 Index, such as technology, telecommunications, internet and biotechnology companies, occasionally go through cycles of doing worse
   (or better) than the stock markets in general, as measured by other more broad-based stock indexes, or other types of investments.

o Concentration risk: The Nasdaq-100 Index Fund is subject to the risk of an investment portfolio that may be highly concentrated in a particular industry or related industries
   (e.g., Technology)    and, due to concentration in sectors
   characterized by relatively higher volatility in price performance, may be more volatile when compared to other broad-based stock indexes. The Nasdaq-100 Index Fund is also subject to the risks specific to the performance of a few individual component securities that currently represent a highly concentrated weighting in the Index (e.g. Microsoft Corporation, Intel Corporation, Cisco Systems Inc., etc.).

o Correlation risk: Because the Nasdaq-100 Index Fund has expenses, and the Nasdaq-100 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company." The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters. Consequently, the Fund could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company. At any point in time, if following the investment strategy outlined above would put the Fund in jeopardy of failing the tax rules on diversification, the Fund intends to immediately alter its investment strategy to comply with the tax rules. Such alteration could include reducing investment exposure, pro-rata, to those investments causing the Fund to be in jeopardy of violating the tax rules.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Nasdaq-100 Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Nasdaq-100 Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

Nasdaq-100 Index Fund Total Returns

                   2000        2001        2002
 10.00%-

  0.00%-    ------/-----/-----/-----/-----/-----/
                  /     /     /     /     /     /
-10.00%-          /     /     /     /     /     /
                  /     /     /     /     /     /
-20.00%-          /     /     /     /     /     /
                  /     /     /     /     /     /
-30.00%-          /     /     /     /     /     /
                  /     /     /-----/     /     /
                  /-----/                 /-----/
-40.00%-
                  -36.84%     -34.06%     -38.08%

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 17.98%.

During the period shown in the bar chart, the highest return for a calendar quarter was 34.4% (quarter ending 12/31/01) and the lowest return for a quarter was -36.4% (quarter ending
09/30/01).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 29, 1999)
                                            ------  ------------------------
Return Before Taxes                         -38.1%          -35.6%
Return After Taxes on Distributions(1)(2)   -38.1%          -35.7%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -23.4%          -25.5%
Nasdaq 100 Index(3)                         -37.5%          -34.9%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

Since shares of the Nasdaq-100 Index Fund Class F were first available on July 1, 2002, comparable results for this class of shares are shown.

EAFE INTERNATIONAL INDEX FUND PROFILE

Investment Objective
The EAFE International Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index ("Index"). The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

Investment Strategies
The Fund will invest primarily in common stocks of the companies that compose the EAFE Index. The EAFE Index is capitalization-weighted, meaning that a company whose securities have a high market capitalization will contribute more to the Index's value than a company whose securities have a low market capitalization.
10

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

The Fund will typically not hold all of the companies in the EAFE Index. The Fund will typically choose to hold the stocks that make up the largest portion of the Index's value in approximately the same proportion as the Index. When choosing the smaller stocks, the Fund will attempt to select a sampling of stocks that will match the industry and risk characteristics of all of the smaller companies in the EAFE Index without buying all of those stocks. This attempts to maximize liquidity while minimizing costs.

At such time as the Adviser believes the Fund has achieved sufficient size, the Adviser may attempt to fully replicate the Index. Full replication would be achieved when the Fund holds all of the securities in the Index in the exact weightings as the Index. Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the EAFE Index. Although the Adviser will attempt to invest as much of the Fund's assets as is practical in stocks included among the EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Fund may invest up to 20% of its assets in futures contracts and options that provide exposure to the stocks in the Index. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

The Adviser may choose to invest in a foreign security indirectly by purchasing American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains on the underlying shares. ADRs offer the exposure to the foreign security while reducing transaction, custody, and other expenses.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market Risk: Deteriorating market conditions might cause an overall decline in the prices of stocks in the market, including those held by the Fund.

o Tracking Error Risk: The Fund may not track the performance of the Index for various reasons, including, but not limited to the following:
    - The Fund incurs administrative expenses and trading costs. The EAFE Index does not.
    - The Fund may not hold all of the stocks in the Index or may weight them differently than the Index.
    - The composition of the Index and Fund may diverge.
    - The timing and magnitude of cash inflows and outflows from investor's purchases and redemptions may create balances of uninvested cash.

o Foreign Stock Market Risk: Foreign stock markets may exhibit periods of higher volatility than those in the United States. Trading stocks on many foreign exchanges can be more difficult, and costly, than trading stocks in the United States. Taxes can also be imposed by foreign governments.

o Political Risk: Foreign governments have occasionally limited the outflows of capital or profits to investors abroad.

o Information Risk: Financial reporting and accounting standards for companies in many foreign markets differ from those of the United States and may present an incomplete, or inaccurate picture of a foreign company.

o Liquidity Risk: On the whole, foreign exchanges are smaller and less liquid than the U.S. markets. Stocks that trade infrequently, or in lower volumes, can be more difficult or costly to buy or sell. Relatively small transactions can have a disproportionately large effect on the price of stocks. In some situations, it may be impossible to sell a stock in an orderly fashion.
                                                           11

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

o Regulatory Risk: There is typically less government regulation of foreign markets, companies, and securities.

o Currency Risk: The Fund invests in foreign securities denominated in foreign currencies. Thus, changes in foreign exchange rates will affect the value of foreign securities denominated in U.S. dollars.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet share-holder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the EAFE International Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the EAFE Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

EAFE International Index Fund Total Returns

                   2001        2002
 12.00%-


  0.00%     ------/-----/-----/-----/-----
                  /     /     /     /
                  /     /     /
-12.00%           /     /     /     /
                  /     /     /-----/
                  /-----/     -17.30%
-24.00%-          -21.53%


*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 6.28%.

During the period shown in the bar chart, the highest return for a calendar quarter was 7.1% (quarter ending 12/31/01) and the lowest return for a quarter was -20.6% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                           1 Year  (since December 29, 2000)
                                           ------  ------------------------
Return Before Taxes                         -17.3%      -19.0%
Return After Taxes on Distributions(1)(2)   -17.6%      -19.2%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -10.6%      -15.0%
EAFE International Index(3)                 -15.9%      -18.3%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

TOTAL SOCIAL IMPACT FUND PROFILE

Investment Objective
The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. To pursue this objective, the Fund will invest in ALL stocks that are included in the S&P 500 Index.

The Fund also seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to their stakeholders.

     Businesses have a role to play in improving the lives of all their customers, employees, and shareholders ("stakeholders") by sharing with them the wealth they have created. Suppliers and competitors as well should expect businesses to honor their obligations in a spirit of honesty and fairness. As responsible citizens of the legal, national, regional and global communities in which they operate, businesses share a part in shaping the future of their communities.

Attributed to the Caux Institute for Global Responsibility

For example:

CUSTOMERS deserve high quality products, fair advertising, remedies and respect.

EMPLOYEES deserve to be treated with dignity, to be paid a living wage on a non-discriminatory basis, to work in a safe environment and to associate freely.

OWNER/INVESTORS deserve a fair and competitive return, transparency in company operations, and a voice in corporate governance.

SUPPLIERS deserve mutual respect and long-term stability in return for value, quality, competitiveness, reliability and employment practices that respect human dignity.

COMPETITORS deserve fair and respectful competition.

COMMUNITIES deserve the support of public policies that promote human development and raise the standards of health, education, workplace safety and economic well-being.

The ENVIRONMENT deserves protection and improvement through sustainable business practices.

Source:  The Caux Institute For Global Responsibility Principles
         For Business.  The Caux Principles For Business
         (published in 1994) are the first published worldwide standard for ethical and responsible business practices developed by global business leaders. They are published in sixteen languages.

The use of the Caux principles for business does not in any way constitute an endorsement by Caux of the financial prospects of the Fund or its investment strategy.

Investment Strategies
To pursue its goals, the Fund will invest in all the stocks that are included in the S&P 500 Index. However, the percentage invested in each stock will vary from the S&P 500 Index weighting to reflect the company's Total Social Impact (TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders. TSI is a concept developed and trademarked by The Total Social Impact Foundation, Inc. The actual TSI ratings are the product of collaborative research and analytical efforts conducted by The Total Social Impact Foundation, Inc. in conjunction with a group of academic institutions. Summit Investment Partners receives and uses the TSI ratings from The Total Social Impact Foundation, Inc. under an exclusive licensing agreement. TSI ratings range from 1 to 20. Companies with high TSI ratings are overweighted in the Fund at the expense of companies with low TSI ratings, thus encouraging better business practices.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

The Fund will give stocks with a TSI rating of 10 approximately the weight that a traditional S&P 500 Index fund would give them; stocks with a TSI rating of 20, about twice that weight and ones with a TSI rating of 1 about 1/10 of that weight. Summit Investment Partners reserves the right to modify the weighting scheme based on a proprietary weighting system.

The Fund may invest up to 5% of its assets in Standard & Poor's Depositary Receipts(R) ("SPDRs(R)"). SPDRs(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

The Fund may invest up to 20% of its assets in S&P 500 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Investments in SPDRs(R), futures and options will not reflect
TSI ratings.

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index. Although the Adviser will attempt to invest as much of the Fund's assets as is practical in stocks included among the S&P 500 Index and futures contracts and related options under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Large company stock risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Investment style risk: TSI ratings will result in overweighting and underweighting most stocks in the S&P 500 Index. These variances might result in worse
   (or better) returns.

o Correlation risk: Because the Fund has expenses, and the S&P 500 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Total Social Impact Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P 500 Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

Total Social Impact Fund Total Returns

                   2001       2002
 12.00%-

  0.00%-    ------/-----/-----/-----/-----
                  /     /     /     /
-12.00%-          /-----/     /     /
                  -12.75%     /-----/
-24.00%-                      -22.23%


*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 8.20%.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.5% (quarter ending 12/31/01) and the lowest return for a quarter was -17.1% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 28, 2000)
                                            ------  -------------------------
Return Before Taxes                         -22.2%           -18.0%
Return After Taxes on Distributions(1)(2)   -22.5%           -18.3%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -13.7%           -14.2%
S&P 500 Index(3)                            -22.1%           -17.5%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

Since shares of the Total Social Impact Fund Class F were first available on July 1, 2002, comparable results for this class of shares are not shown.

BALANCED INDEX FUND PROFILE

Investment Objective
The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

Investment Strategies
The Fund will invest approximately 60% of its net assets in a Fund of common stocks, futures (in combination with the appropriate amount of U.S. Treasury securities or other liquid assets as collateral), and Standard & Poor's Depositary
Receipts(R) ("SPDRs(R)") to track the S&P 500 Index and approximately 40% of its net assets in a portfolio of investment

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

grade bonds designed to track the Lehman Brothers Aggregate Bond Index (the "Lehman Brothers Index"). The Fund may also hold cash or cash equivalent securities, although the amount of cash and cash equivalent securities is expected to represent a small percentage of the Fund's assets.

The Fund's common stock portfolio seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the S&P 500 Index is not feasible. The Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its common stock portfolio before expenses and the total return of the S&P 500 INDEX. A correlation of 100% would represent perfect correlation between the Fund and index performance. There can be no assurance that the Fund will achieve a 95% correlation.

The Fund may invest up to 5% of its assets in SPDRs(R), which are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

The Fund's bond portfolio seeks to substantially replicate the total return of the securities comprising the Lehman Brothers Index taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the Lehman Brothers Index is not feasible due to the large number of securities in the index. The Fund will invest in a representative sample of fixed income securities, which, taken together, are expected to perform similarly to the Lehman Brothers Index. The Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its bond portfolio before expenses and the total return of the Lehman Brothers Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. There can be no assurance that the Fund will achieve a 95% correlation.

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index and the bonds represented in the Lehman Brothers Index.
The Fund may invest up to 20% of its assets in financial futures contracts and options and S&P 500 Index futures and options contracts in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Stock market risk: The Fund's common stock portfolio, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Interest rate risk: The Fund's bond portfolio is subject to interest rate risk. Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality. The Fund's bond portfolio has an intermediate-term average maturity (5 to 15 years), and is therefore expected to have a moderate to high level of interest rate risk. The value of the Fund's stock portfolio also may be affected by changes of interest rates.

o Credit risk: The Fund's bond portfolio is subject to credit risk. Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/ or interest on a security held by the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative affect on the market value of that security.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

   The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be very high. Therefore, the credit risk of the Fund is expected to be low. The average quality of the Lehman Brothers Index, which the Fund attempts to replicate, was AA2 using Moody's Investors Service (See Appendix A: Ratings - Corporate Bond Ratings). Other factors, including interest rate risk and prepayment risk cause fluctuation in bond prices.

o Income risk: The Fund's bond portfolio is subject to income risk. Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund's bond portfolio is expected to maintain an intermediate average maturity and have moderate trading activity. Therefore, income risk is expected to be moderate.

o Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the portfolio manager will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and currently callable bonds is generally low to moderate. Therefore, the prepayment risk of the Fund is expected to be low to moderate.

   Correlation risk: Because the Balanced Index Fund has expenses, and the S&P 500 Index and Lehman Brothers
   Index do not, the Fund may be unable to replicate precisely the performance of the Index. In addition, the Fund intends to hold a sampling of both the stocks in the S&P 500 Index and the bonds in the Lehman Brothers Index, rather than exactly matching the market weighting of each security in its respective index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Balanced Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P 500 Index and the Lehman Brothers. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

  Balanced Index Fund Total Returns

                   2001        2002
  8.00%-

  4.00%-

  0.00%-    ------/-----/----/-----/-----
                  /     /    /     /
 -4.00%-          /-----/    /     /
                  -4.10%     /     /
 -8.00%-                     /     /
                             /-----/
-12.00%-                     -10.95%

-16.00%

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 6.02%.

During the period shown in the bar chart, the highest return for a calendar quarter was 6.3% (quarter ending 12/31/01) and the lowest return for a quarter was -9.0% (quarter ending 09/30/02).

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000)
                                            ------  ---------------------
Return Before Taxes                         -11.0%          -6.7%
Return After Taxes on Distributions(1)(2)   -12.0%          -7.8%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                -6.7%          -5.8%
S&P 500 Index(3)                            -22.1%         -16.4%
Lehman Brothers Aggregate Bond Index(3)      10.3%          10.2%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

LEHMAN AGGREGATE BOND INDEX FUND PROFILE

Investment Objective
The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond
Index ("Lehman Brothers Index").

The Lehman Brothers Index is a market-weighted, intermediate-term bond index which encompasses U.S. Treasury and agency securities and investment grade corporate and international
(dollar denominated) bonds.

Investment Strategies
Under normal circumstances, the Lehman Aggregate Bond Index Fund will invest at least 80% of the value of its assets in:

o Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

o Publicly-traded or 144a debt securities rated BBB- or BAA3 or higher by a nationally recognized rating service such as Standard & Poors or Moody's; or

o  Cash and cash equivalents.

The Fund may invest up to 20% of its assets in financial futures contracts or options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

The Fund will NOT purchase bonds rated below investment grade, commonly known as junk bonds. However, if a bond held in the Fund is downgraded to a rating below investment grade, the Fund may continue to hold the security until such time as the Adviser deems it most advantageous to dispose of the security.

The Fund will NOT directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto. The Fund may also write covered call options on U.S. Treasury Securities and options on futures contracts for such securities. A description of the corporate bond ratings assigned by Standard & Poor's and Moody's is included in the Appendix.

The Fund will be unable to hold all of the individual securities which comprise the Lehman Brothers Index because of the large number of securities involved. Therefore, the Fund will hold a representative sample of the securities designed to replicate
the total return performance of the Lehman Brothers Index.   The
Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Lehman Brothers Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Lehman Brothers Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Although the Adviser will attempt to invest as much of the Fund's assets as is practical in bonds included in the Lehman Brothers Index, futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be retained in cash or cash equivalents, or invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality. Since the Fund is an intermediate term bond portfolio, the interest rate risk is expected to be moderate.

o Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/ or interest on a security held in the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and the security are in default. A default by the issuer of a security generally has severe negative affect on the market value of that security. The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be very high. Therefore, the credit risk of the Fund is expected to be low.

o Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund maintains an intermediate average maturity and is expected to be less actively traded. Therefore, its income risk is expected to be moderate-to-low.

o Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the portfolio manager will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and callable bonds is expected to be moderate. Therefore, the prepayment risk of the Fund is expected to be moderate.

o Correlation risk: Because the Fund has expenses, and the Lehman Brothers Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Lehman Aggregate Bond Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Lehman Brothers Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

Lehman Aggregate Bond Index Fund Total Returns

 10.00%-
                               8.60%
  8.00%-           7.19%      /-----/
                  /-----/     /     /
  6.00%-          /     /     /     /
                  /     /     /     /
  4.00%-          /     /     /     /
                  /     /     /     /
  2.00%-          /     /     /     /
                  /     /     /     /
  0.00%-    ------/-----/-----/-----/-----
                   2001        2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 1.67%.

During the period shown in the bar chart, the highest return for a calendar quarter was 4.4% (quarter ending 09/30/02) and the lowest return for a quarter was -0.4% (quarter ending 03/31/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000)
                                            ------  ---------------------
Return Before Taxes                          8.6%           9.2%
Return After Taxes on Distributions(1)(2)    6.2%           6.4%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                5.5%           6.1%
Lehman Brothers Aggregate Bond Index(3)     10.3%          10.2%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

EVEREST FUND PROFILE

Investment Objective
The Everest Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Investment Strategies
A major portion of the Everest Fund will be invested in common stocks. The Fund seeks special opportunities in securities that are selling at a discount from theoretical price/earnings ratios and that seem capable of recovering from their temporary out-of-favor status (a "value" investment style). The Fund may invest all or a portion of its assets in preferred stocks, bonds, con-vertible preferred stocks, convertible bonds, and convertible debentures. When market conditions for equity securities are adverse, and for temporary defensive purposes, the Fund may invest in Government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents. However, the Fund normally will remain primarily invested in common stocks.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

The Everest Fund's investment strategy is based upon the belief of the Fund's Adviser that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of some securities and depress prices of other securities in different market climates. The Adviser believes that favorable changes in market prices are more likely to begin when:

     o  securities are out-of-favor,
     o  price/earnings ratios are relatively low,
     o  investment expectations are limited, and
     o there is little interest in a particular security or industry.

The Adviser believes that securities with relatively low price/earnings ratios in relation to their profitability are better positioned to benefit from favorable but generally unanticipated events than are securities with relatively high price/earnings ratios which are more susceptible to unexpected adverse developments.

The Fund may invest up to 20% of its assets in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends. As a result, shares of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Financial risk: The Fund's total return will fluctuate with fluctuations in the earnings stability or overall financial soundness of the companies whose stock the Fund purchases.

o Investment style risk: The Fund's investment style risks that returns from "value" stocks it purchases will trail returns from other asset classes or the overall stock market.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Everest Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Russell 1000 Value Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

            Everest Fund Total Returns

 20.00%-

 15.00%-           12.40%
                  /-----/      10.45%
 10.00%-          /     /     /-----/
                  /     /     /     /
  5.00%-          /     /     /     /      2002
                  /     /     /     /
  0.00%-    ------/-----/-----/-----/-----/-----/
                                          /     /
-10.00%-           2000        2001       /     /
                                          /     /
-20.00%-                                  /     /
                                          /-----/
-30.00%                                   -23.81%


*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 7.17%.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.8% (quarter ending 12/31/01) and the lowest return for a quarter was -21.4% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 29, 1999)
                                            ------  ------------------------
Return Before Taxes                         -23.8%           -1.7%
Return After Taxes on Distributions(1)(2)   -24.4%           -3.1%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -14.6%           -1.8%
Russell 1000 Value Index(3)                 -15.5%           -4.8%
Russell 2000 Index(3)                       -20.5%           -6.5%

*The Everest Fund's focus since 12/99 has been on large-cap value positions. The fund's benchmark had been the Russell 2000 Index, a widely recognized measure of small-cap performance.
The Russell 1000 Value Index more closely matches the Fund's focus.
__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

Since shares of the Everest Fund Class F were first available on July 1, 2002, comparable results for this class of shares are not shown.

BOND FUND PROFILE

Investment Objective
The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Investment Strategies
Under normal circumstances, the Bond Fund will invest at least
80% of the value of its assets in fixed income securities.
Further, the Bond Fund normally will invest at least 75% of the value of its assets in:

     o publicly-traded or 144a debt securities rated BBB or BAA3 or higher by a nationally recognized rating service such as Standard & Poor's or Moody's,
     o  obligations issued or guaranteed by the U.S.
        Government or its agencies or instrumentalities, or
     o  cash and cash equivalents.

Up to 25% of the Bond Fund's total assets may be invested in debt securities that are unrated or below investment-grade bonds
("high yield" or "junk" bonds). Up to 20% of the Bond
Portfolio's total assets may be invested in:

     o  convertible debt securities,
     o  convertible preferred and preferred stocks, or
     o  other securities.

The Bond Fund will not directly purchase common stocks. However, it may retain up to 10% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

The Fund may invest up to 20% of its assets in financial futures contracts or options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

A description of the corporate bond ratings assigned by Standard
& Poor's and Moody's is included in the Appendix.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality.

   The Fund maintains an intermediate-term average maturity, and is therefore subject to a moderate level of interest rate risk.

o Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative effect on the market value of that security.

   The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be very high. Therefore, the credit risk of the Fund is expected to be low. However, certain individual securities held in the Fund may have substantial credit risk. The Fund may contain up to 25% of securities rated below investment grade. Securities rated below investment grade generally have substantially more credit risk than securities rated investment grade. Securities rated below investment grade are defined as having a rating below Baa by Moody's Investors Services and below BBB by Standard & Poor's Corporation (See
   Appendix A:  Ratings - Corporate Bond Ratings).

o Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

   average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund maintains an intermediate average maturity and is actively traded. Therefore, income risk is expected to be moderate to high.

o Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the Adviser will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and currently callable bonds is generally low to moderate. Therefore, the prepayment risk of the Fund is expected to be low to moderate. Other factors, including interest rate risk and credit risk can cause fluctuation in bond prices.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Bond Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Lehman Brothers Aggregate Bond Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
        Bond Fund Total Returns

  8.00%-           7.22%
                  /-----/
  6.00%-          /     /      5.44%
                  /     /     /-----/
  4.00%-          /     /     /     /
                  /     /     /     /
  2.00% -         /     /     /     /
                  /     /     /     /
  0.00%-    ------/-----/-----/-----/
                   2001        2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 1.16%.

During the period shown in the bar chart, the highest return for a calendar quarter was 3.8% (quarter ending 03/31/01) and the lowest return for a quarter was 0.0% (quarter ending 06/30/01).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000
                                            ------  --------------------
Return Before Taxes                           5.4%           6.6%
Return After Taxes on Distributions(1)(2)     3.1%           4.0%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                 3.3%           4.0%
Lehman Brothers Aggregate Bond Index(3)      10.3%          10.2%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

SHORT-TERM GOVERNMENT FUND PROFILE

Investment Objective
The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Investment Strategies
Under normal market conditions, the Fund will invest 100% of its assets in bonds issued by, or derivatives related to, the U.S. government and its agencies. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighed average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives is to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. The Fund will maintain a short average maturity and is therefore subject to a low level of interest rate risk.

o Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. Given that 100% of the assets held by the Fund are issued by the U.S. government and its agencies, the credit risk to the Fund is low.

o Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for short-term bonds.

o Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, resulting in reinvestment of the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and callable bonds will be low to moderate.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Short-term Government Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Salomon 1-5 Year Treasury Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
Short-term Government Fund Total Returns

  8.00%            6.83%
                  /-----/      6.42%
  6.00%     ------/     /     /-----/
                  /     /     /     /
  4.00%     ------/     /     /     /
                  /     /     /     /
  2.00%     ------/     /     /     /
                  /     /     /     /
  0.00%     ------/-----/-----/-----/
                   2001        2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 0.65%.

During the period shown in the bar chart, the highest return for a calendar quarter was 3.6% (quarter ending 09/30/01) and the lowest return for a quarter was 0.0% (quarter ending 12/31/01).

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000)
                                            ------  ---------------------
Return Before Taxes                          6.4%         7.5%
Return After Taxes on Distributions(1)(2)    5.1%         5.4%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                4.0%         5.0%
Salomon 1-5 Year Treasury Index(3)           7.5%         8.5%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

MONEY MARKET FUND PROFILE

Investment Objective
The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

Investment Strategies
It does this by investing exclusively in high quality short-term securities.

The Fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the Fund buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the Fund currently intends to only buy securities that are in the top two credit grades for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the Fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the Fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules
To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules include:

o Individual securities must have remaining maturities of no more than 397 days.
o The dollar-weighted average maturity of the Fund's holdings cannot exceed 90 days.
o All securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars.

Primary Risks
Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the Fund or make it perform less well than other investments.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

o Market interest rate risk: As with most money market funds, the most important factor affecting performance is market interest rates. The Fund's yields tend to reflect current interest rates, which means that when these rates fall, the Fund's yield generally falls as well.

o Credit quality risk: If a portfolio security declines in credit quality or goes into default, it could hurt the Fund's performance. To the extent that the Fund emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

o Other risks: Other factors that could affect performance include:
      - The managers could be incorrect in their analysis of interest rate trends, credit quality or other matters.
      - Securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Money Market Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows the Fund's average annual returns. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
     Money Market Fund Total Returns

  8.00%-

                   3.90%
  4.00%-          /-----/
                  /     /     1.43%
                  /     /    /-----/
  0.00%-    ------/-----/----/-----/
                   2001      2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 0.32%.

During the period shown in the bar chart, the highest return for a calendar quarter was 1.4% (quarter ending 03/31/01) and the lowest return for a quarter was 0.3% (quarter ending 12/31/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                       Life of the Fund
                              1 Year  (since June 28, 2000)
                              ------  ---------------------
Money Market Fund                1.4%         3.4%
Money Fund's First Tier Retail   1.1%         3.1%

To obtain the Fund's current 7-day yield, please call the Fund's toll-free telephone number (1-888-259-7565) or visit the fund's website (www.summitfunds.com).

HIGH YIELD BOND FUND PROFILE

Investment Objective
The High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Investment Strategies
The Fund invests primarily in high yield, high risk ("junk") bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds.

The Adviser will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Adviser's securities selection are credit fundamentals and technical trading factors. The Adviser researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Adviser seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Adviser makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Adviser identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

When a corporation or a government entity issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Adviser determines the comparable rating quality of bonds that are not rated.

High yield, high-risk bonds present both an opportunity and a danger. These junk bonds generally offer higher interest payments because the company that issues the bond - the issuer - is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

In response to unfavorable conditions in the high yield bond market, the Fund may make temporary investments, without limitation, such as shifting its investments to money market securities, cash or higher rated bonds, which could cause the Fund not to meet its principal investment objective and policies.

The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return, which may translate into higher than average portfolio turnover. If the Fund buys and sells securities frequently, there will be increased transaction costs and may be additional taxable gains to shareholders.

The Fund may have other investments that are not part of its principal investment strategies. The Fund may invest in loan participations, convertible securities and preferred stocks. Other types of investments the Fund may use include, without llimitation, mortgage- backed or asset-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, zero-coupon and pay-in-kind bonds, equity securities, warrants, private placements, and foreign securities. See the Statement of Additional Information for more information about these investments.

Primary Risks
There are numerous and significant risks involved in investing in high yield securities. While bonds are generally considered safer than stocks for investors seeking diversification into high yield markets, there are several types of risks that should be considered.

OVERALL, THIS FUND MUST BE CONSIDERED A HIGH-RISK INVESTMENT
SUITABLE ONLY FOR A PORTION OF AN INDIVIDUAL'S PORTFOLIO.

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

o Interest rate risk: High yield bonds are affected by interest rate changes. Generally, when interest rates rise, the prices of these bonds fall. The longer the maturity of these bonds, the greater is this impact from interest rate changes. The value of the Fund's investments also will vary with bond market conditions.
   Since the Fund is an intermediate term bond portfolio, the interest rate risk is expected to be moderate.

o Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative affect on the market value of that security. High yield bonds are below investment grade instruments because of the significant risk of issuer default. The credit risk of the Fund's investments is very high.

o Liquidity and other risks: Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations. There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them. There is a risk that prolonged economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

o Foreign securities risk: Investing in emerging markets debt securities involves political, social and economic risks including the risk of nationalization or expropriation of assets and the risk of war. Certain countries may impose restrictions on foreign investors and on the movement of assets out of the country for periods of one year or more. Such restrictions reduce the liquidity of securities held in such countries and make it difficult or impossible for the Fund to sell the securities at opportune times. Certain trading practices, such as settlement delays or differing hours and days of operation, may also expose the Fund to risks not customary with U.S. investments. Furthermore, it may be more difficult to obtain a judgment in a court outside the U.S.

   Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its existing currency with the Euro on January 1, 1999 for electronic commerce. Other European countries may participate after that date. This conversion presented unique uncertainties, including whether the payment and operational systems of banks and other financial institutions were ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economical risks, could adversely affect the value of securities held by the Fund. The conversion has not had a material impact on the Fund to date, however, because the Fund invests predominantly, normally over 90% of its assets, in U.S. dollar denominated securities.

o Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company." The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters. Consequently, the Fund could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the High Yield Bond Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Merrill Lynch U.S. High Yield Master II Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

  2.00%-
       -----------/-----/--------
 -2.00%-          /     /
                  /     /
 -6.00%           /     /
                  /-----/
-10.00%-           -8.41%
                   2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 5.32%.

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 5.23%

During the period shown in the bar chart, the highest return for a calendar quarter was 5.2% (quarter ending 12/31/02) and the lowest return for a quarter was -5.8% (quarter ending 09/30/02).



Average Annual Total Returns for Years Ended December 31, 2002

                                                           Life of the Fund
                                                 1 Year  (since July 9, 2001)
Return Before Taxes                               -8.4%         -6.8%
Return After Taxes on Distributions(1)(2)        -11.5%        -10.1%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                     -5.2%         -6.9%
Merrill Lynch U.S. High Yield Master II Index(3)  -1.9%         -0.9%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

                                    SUMMIT MUTUAL FUNDS, INC.
                               FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. All expense ratios are adjusted for current expenses.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

                                                                  Total
Annual
                                           Distribution             Fund
                               Management  and Service  Other     Operating
                                    Fees   (12b-1)fees  Expenses   Expenses
                               ----------------------------------------------
S&P 500 Index Fund                  .30%                 .28%       .58%
S&P MidCap 400 Index Fund           .30%                 .30%       .60%*
Russell 2000 Small Cap Index Fund   .35%                 .40%       .75%*
Nasdaq-100 Index Fund               .35%                 .30%       .65%*
EAFE International Index Fund       .56%                 .69%      1.25%*
Total Social Impact Fund            .45%                 .30%       .75%*
Balanced Index Fund                 .30%                 .30%       .60%*
Lehman Aggregate Bond Index Fund    .30%                 .30%       .60%*
Everest Fund                        .64%                 .32%       .96%
Bond Fund                           .47%                 .24%       .71%
Short-term Government Fund          .45%                 .28%       .73%*
Money Market Fund                   .35%                 .10%       .45%*
High Yield Bond Fund                .65%                 .57%      1.22%
Nasdaq-100 Index Fund Class F       .35%       .25%      .30%       .90%*
Total Social Impact Fund Class F    .45%       .25%      .30%      1.00%*
Everest Fund Class F                .64%       .25%      .32%      1.21%*

* Total Annual Fund Operating Expenses in excess of 1.25% for the EAFE International Index Fund in excess of 1.00% for the Total Social Impact Fund Class F, in excess of .90% for the Nasdaq-100 Index Fund Class F, in excess of .75% for the Russell 2000 Small Cap Index and Total Social Impact Funds, in excess of .73% for the Short-term Government
  Fund, in excess of .65% for the Nasdaq-100 Index Fund, in excess of .60% for the S&P MidCap 400 Index, Balanced
  Index and Lehman Aggregate Bond Index Funds, and in excess of .45% for the Money Market Fund are paid by the investment adviser.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your invest-ment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year     3 Years    5 Years   10 Years
S&P 500 Index Fund                   $59       $186       $325        $727
S&P MidCap 400 Index Fund            $62       $193       $336        $752
Russell 2000 Small Cap Index Fund    $77       $241       $418        $933
Nasdaq-100 Index Fund                $67       $209       $363        $812
EAFE International Index Fund       $128       $399       $690      $1,518
Total Social Impact Fund             $77       $241       $418        $933
Balanced Index Fund                  $62       $193       $336        $752
Lehman Aggregate Bond Index Fund     $62       $193       $336        $752
Everest Fund                         $98       $307       $533      $1,182
Bond Fund                            $73       $228       $396        $885
Short-term Government Fund           $75       $234       $407        $909
Money Market Fund                    $46       $145       $253        $568
High Yield Bond Fund                $125       $389       $674      $1,484
Nasdaq-100 Index Fund Class F        $92       $288        N/A         N/A
Total Social Impact Fund Class F    $103       $320        N/A         N/A
Everest Fund Class F                $124       $386        N/A         N/A

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

SUMMIT MUTUAL FUNDS, INC.
THER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES
Each Fund may invest in foreign securities that are suitable for the Fund's investment objectives and policies. The High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

Foreign securities investments are limited to 25% of net assets for the Everest and Bond Funds. The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund and Lehman Aggregate Bond Index Fund are limited to investing in those foreign securities included in the respective Indexes. Each Fund that invests in foreign securities, other than the High Yield Bond Fund, limits not only its total purchases of foreign securities, but also its purchases for any single country. For "major countries," the applicable limit is 10% of Fund net assets; for other countries, the applicable limit is 5% for each Fund. "Major countries" currently include: The United Kingdom, Germany, France, Italy, Switzerland, Netherlands, Spain, Belgium, Canada, Mexico, Argentina, Chile, Brazil, Australia, Japan, Singapore, New Zealand, Hong Kong, Sweden and Norway.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

  o  political or economic instability in the foreign country;
  o diplomatic developments that could adversely affect the value of the foreign security;
  o  foreign government taxes;
  o costs incurred by a Fund in converting among various currencies;
  o  fluctuation in currency exchange rates;
  o the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
  o in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;
  o less publicly available information about foreign issuers than domestic issuers;
  o foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;
  o securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;
  o there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Funds may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

FOREIGN CURRENCY TRANSACTIONS
The EAFE International Index Fund, Everest Fund, Bond Fund and High Yield Bond Fund may engage in forward foreign currency contracts ("forward contracts") in connection with the purchase or sale of a specific security. A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

                                    SUMMIT MUTUAL FUNDS, INC.
              OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

Funds will not enter into forward contracts for longer-term hedging purposes. The possibility of changes in currency exchange rates will be incorporated into the long-term investment considerations when purchasing the investment and subsequent considerations for possible sale of the investment.

HIGH YIELD BONDS
The High Yield Bond Fund invests without limitation in high yield bonds. The Bond Fund may invest up to 25% of its assets in bonds rated below the four highest grades used by Standard & Poor's or Moody's (frequently referred to as "junk" bonds). These bonds present greater credit and market risks than higher rated bonds. Such risks relate not only to the greater financial weakness of the issuers of such securities but also to other factors including:

  o greater likelihood that an economic downturn or rising interest rates could create financial stress on the issuers of such bonds, possibly resulting in their defaulting on their obligations than is the case with higher-rated bonds;

  o greater likelihood that redemption or call provisions, if exercised in a period of lower interest rates, would result in the bonds being replaced by lower yielding securities;

  o limited trading markets that may make it more difficult to dispose of the bonds and more difficult to determine their fair value.

REPURCHASE AGREEMENTS
Each Fund may invest in Repurchase Agreements. A repurchase agreement is a transaction where a Fund buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. None of the Funds engage extensively in repurchase agreements, but each may engage in them from time to time. The Adviser reviews the credit-worthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Fund could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks or broker-dealers in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian (when required) will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Each Fund except the Money Market Fund may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index) at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The

SUMMIT MUTUAL FUNDS, INC.
OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of an index future depends primarily on the value of its underlying index, the performance of the broad-based contracts will generally reflect broad changes in market prices. However, because a particular Fund may not be invested in precisely the same proportion as a particular Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

All Funds except the Money Market Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). These Funds may purchase call option contracts to close out a position acquired through the sale of a call option. These Funds will only write options that are traded on a domestic exchange or board of trade.

All Funds except the Money Market Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the eligible Funds will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Fund) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Fund) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Fund) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Fund if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Fund risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Fund may write call options in order to hedge against an expected decline in value of Fund securities.

The Fund may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Fund intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Fund's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies. It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDICES
The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund and the Total Social Impact Fund may purchase or sell options on their respective Indexes, subject to the limitations

                                    SUMMIT MUTUAL FUNDS, INC.
              OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. The Balanced Index Fund may purchase or sell options on the S&P 500 Index, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

COLLATERALIZED MORTGAGE OBLIGATIONS
The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, Money Market Fund and High Yield Bond Fund may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). To a limited extent, the Funds may also invest in a variety of more risky CMOs, including interest only, principal only, inverse floaters, or a combination of these securities.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES
The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Money Market Fund and High Yield Bond Fund may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

The High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities. The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Money Market Fund Market Fund may invest without limitation in asset-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund and High Yield Bond Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. The High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities. The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Short-term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be

SUMMIT MUTUAL FUNDS, INC.
OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

adversely affected by changes in governmental regulation or tax policies. In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

LENDING FUND SECURITIES
All Funds except the Money Market Fund may lend portfolio securities with a value up to 33 1/3% of its total assets. Such loans may be terminated at any time. The Fund will continuously maintain collateral equal to at least 100% of the current market value (on a daily market-to-market basis) of the loaned securities plus declared dividends and accrued interest.
The Fund will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities. Should the borrower of the securities fail financially, the Fund may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

OTHER INFORMATION
In addition to the investment policies described above, each Fund's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, each Fund's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's Statement of Additional Information or annual report should be directed to Summit Mutual Funds, c/o
U. S. Bancorp Fund Services, LLC, (888) 259-7565, or at P.O. Box 701, Milwaukee, WI 53201-0701.

                                    SUMMIT MUTUAL FUNDS, INC.
                                              FUND MANAGEMENT

INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc., 312 Elm Street, Suite 1212, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for Summit Mutual Funds since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of Summit Mutual Funds' board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds' business affairs.

Gary R. Rodmaker, CFA and David M. Weisenburger, CFA lead the team primarily responsible for the day-to-day management of the S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Balanced Index Fund and Lehman Aggregate Bond Index Fund.

Mr. Rodmaker is Managing Director - Fixed Income of the Adviser and has been affiliated with the Adviser and Union Central since 1989. Mr. Weisenburger is the Portfolio Manager of the Adviser and has been affiliated with the Adviser and Union Central since July, 1996.

Stephen J. Dillenburg, CFA and Mr. Weisenburger lead the team primarily responsible for the day-to-day management of the Total
Social Impact Fund.

Mr. Dillenburg is a Managing Partner of the Adviser and has been affiliated with the Adviser and Union Central since November, 1999. Prior thereto, he was Director of Socially Responsible
Investing at Scudder Kemper Investments, Inc.

James R. McGlynn leads the team primarily responsible for the day-to-day management of the Everest Fund. Mr. McGlynn, prior to joining the Adviser and Union Central on December 1, 1999, was employed by Tom Johnson Investment Management in Oklahoma, where he served since May, 1991, as Vice President and Co-Portfolio Manager for the UAM TJ Core Equity Fund.

Mr. Rodmaker and Michael J. Schultz lead the team primarily responsible for the day-to-day management of the Bond Fund. Mr. Schultz is Managing Director - Fixed Income of the Adviser and has been affiliated with the Adviser and Union Central since 1992.

Mr. Schultz leads the team primarily responsible for the day-to-day management of the Short-term Government Fund.

Mr. Rodmaker leads the team primarily responsible for the day-to-day management of the High Yield Bond Fund.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

Fund                                Advisory Fee
S&P 500 Index Fund                  .30% of the current value of the net assets.
S&P MidCap 400 Index Fund           .30% of the current value of the net assets.
Russell 2000 Small Cap Index Fund   .35% of the current value of the net assets.
Nasdaq-100 Index Fund               .35% of the current value of the net assets.
EAFE International Index Fund       .56% of the current value of the net assets.
Total Social Impact Fund            .45% of the current value of the net assets.
Balanced Index Fund                 .30% of the current value of the net assets.
Lehman Aggregate Bond Index Fund    .30% of the current value of the net assets.
Everest Fund                        .64% of the current value of the net assets.
Bond Fund                           .47% of the current value of the net assets.
Short-term Government Fund          .45% of the current value of the net assets.
Money Market Fund                   .35% of the current value of the net assets.
High Yield Bond Fund                .65% of the current value of the net assets.


The effective rates paid by each Fund are set forth in the "Fees and Expenses of the Fund" section on page 31.

SUMMIT MUTUAL FUNDS, INC.
FUND MANAGEMENT

SUBADVISERS
World Asset Management, a division of Munder Capital Management, 255 E. Brown Street, Suite 250, Birmingham, Michigan 48009, is the investment subadviser to the EAFE International Index Fund. Munder Capital is a general partnership with Munder Capital employees owning a minority interest and Comerica Bank owning the majority interest.

Deutsche Investment Management Americas Inc. ("DIMA") is the investment subadviser to the Money Market Fund. DIMA is part of the Deutsche Asset Management Group (DeAM"), the world's largest asset management firm based on assets under management. As of December 31, 2002, DeAM had $742 billion in assets and DIMA had $391.1 billion in assets under management.

Each Subadviser provides, subject to the Adviser=s direction, a portion of the investment advisory services for which the Adviser is responsible. The services include investment research and advice with respect to securities, investments and cash equivalents in the Fund.

As compensation for its services, World Asset Management receives a monthly fee computed on a daily basis, at an annual rate, equal to .10% of the current value of the Fund's net assets. The fee is paid by the Adviser, not the Fund.

As compensation for its services, DIMA receives a monthly fee computed on a daily basis, at an annual rate, equal to .20% of the first $50,000,000, .15% of the next $200,000,000, .12% of the next $750,000,000, and .10% of all over $1 billion of the current value of the net assets. The fee is paid by the Adviser, not the Fund.

EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Fund that incurs them, while other expenses are allocated among the Funds on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the Short-term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of that Fund's net assets. The Adviser will pay any expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Fund, the Total Social Impact Fund and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of that Fund's net assets. The Adviser will pay any expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of that Fund's net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of that Fund's net assets. The Adviser will pay any expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of that Fund's net assets. The Adviser will pay any expenses of the Nasdaq-100 Index Fund Class F and the Total Social Impact Fund Class F, other than the advisory fee for the Fund, to the extent that such expenses exceed .55% of that Fund's net assets.

CAPITAL STOCK
Summit Mutual Funds currently offers twenty-two series of stock, one for each of twenty-two funds that are offered, and two classes of stock of the three funds among the twenty-two funds (Nasdaq-100 Index Fund, Total Social Impact Fund and Everest
Fund) that also are offered subject to a Distribution and Shareholder Service (12b-1) Plan. Shares (including fractional shares) of each fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that fund. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights.

                                    SUMMIT MUTUAL FUNDS, INC.
                                      SHAREHOLDER INFORMATION

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN (12b-1) PLAN
Summit Mutual Funds has established a new class of shares that is subject to a Distribution and Shareholder Service Plan approved by the Company's Board of Directors on March 1, 2002.
The three Funds offering the new class of shares are:

     1) Everest Fund Class F
     2) Nasdaq-100 Index Fund Class F
     3) Total Social Impact Fund Class F (each a
        "Distribution Plan Class")

Each Distribution Plan Class pays the Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Distribution Plan Class shares. The fee will not exceed, on an annual basis, 0.25% of the average daily net asset value of each Distribution Plan Class. Because the fee is paid out of the assets of the Distribution Plan Class on an ongoing basis, over time, the fee will increase the cost and reduce the return of an investment and may cost you more than paying other types of sales charges. During the three-month period ended September 30, 2002, the three Funds paid $0 to Carillon Investments in fees pursuant to the Distribution and Shareholder Service Plan.

The Adviser or Distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

PRICING OF FUND SHARES
The net asset value of the Funds' shares is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), on days there are purchases or redemptions of Fund shares. The net asset value will not be determined when the New York Stock Exchange is closed (for example, on national holidays), or on any day on which changes in the value of the portfolio securities of the Funds are immaterial. The net asset value is calculated by adding the values of all securities and other assets of a Fund, subtracting liabilities and expenses, and dividing the resulting figure by the number of the Fund's outstanding shares. Expenses, including the advisory fee payable to the Adviser, are charged to each Fund daily.

Securities held by each Fund are valued at market price.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under procedures adopted by, the Board of Directors. Money market instruments maturing in 60 days or less are valued at the amortized cost method.

Sometimes foreign securities markets are open on days when U.S.
markets are closed. Because some Funds holds foreign securities, there may be days when the net asset value of Fund shares changes even when the shares are not priced, and Fund shareholders cannot purchase or redeem shares.

PURCHASE OF SHARES
Shares of the Funds are offered and sold on a continuous basis by the distributor for the Funds, Carillon Investments, Inc. (the "Distributor"), which is affiliated with the Adviser. The Distributor is a registered broker-dealer with offices at 1876 Waycross Road, Cincinnati, Ohio 45240.

Not all of the Funds may be available for sale in a particular state. Please consult a registered representative in your state or the Distributor for information on the availability of the Funds.

MINIMUM INVESTMENTS
The minimum initial investment for shares in a Fund is

     1) $5,000;  or

     2) $1,000 ($500 in the case of an Individual Retirement Account) if the purchaser of shares is any one of the following:
        a) Directors, officers, current or retired employees ("employees"), or agents of The Union Central Life Insurance Company ("Union Central"), or affiliates thereof, or their spouses or dependents; or

SUMMIT MUTUAL FUNDS, INC.
SHAREHOLDER INFORMATION

        b) Directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with the Distributor relating to the Funds, or their spouses or dependents; or
        c) Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

The minimum subsequent investment is $50.

BUYING SHARES
Purchase requests accompanied by a check or wire payment for any Fund which are received by the transfer agent before 4:00 p.m. Eastern Time on a business day for the Funds will be executed the same day, at that day's closing price, provided that payment is received by the close of regular trading hours. Orders received after 4:00 p.m. Eastern Time and orders for which payment is not received by the close of regular trading hours on the New York Stock Exchange will be executed on the next business day after receipt of both order and payment in proper form.


<caption>F

OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
BY MAIL                                         BY MAIL

Complete an application and mail it along       Make your check payable to Summit Mutual
with a check payable to Summit Mutual           Funds. Please include your sixteen-
Funds, to:                                      digit account number on your check
The Summit Mutual Funds                         and mail it to the address at the left.
c/o U. S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701.
For overnight or express delivery, mail to:
The Summit Mutual Funds
c/o U. S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207.

AUTOMATICALLY                                   AUTOMATICALLY
Call 1-888-259-7565 to obtain a purchase        Complete a Periodic Investment Plan
application, which includes information for     Application to automatically purchase
a Periodic Investment Plan.                     more shares.

BY WIRE                                         BY WIRE
Call 1-888-259-7565 prior to sending            Call 1-888-259-7565 prior to sending
the wire in order to obtain a                   the wire in order to obtain a
confirmation number and to                      confirmation number and to
ensure prompt and accurate handling             ensure prompt and accurate handling
of funds. Ask your bank to transmit             of funds. Ask your bank to transmit
immediately available funds  by wire            immediately available funds  by wire
in the amount of your purchase to:              as described at the left.
U.S. Bancorp
777 East Wisconsin Avenue                       Please include your sixteen-digit
Milwaukee, WI 53202ABA Number: 075000022        account number.
Credit to: U. S. Bancorp Fund                   The Summit Mutual Funds and its transfer
Services, LLC                                   agent are not responsible for the
Account Number: 112-952-137                     consequences of delays resulting
Further credit to: Summit Mutual Funds          from the banking or Federal Reserve
(account name and account number)               Wire system, or from incomplete
Summit Mutual Funds and its transfer            wiring instructions.
agent are not responsible
for the consequences of delays
resulting from the banking or Federal
Reserve Wire system, or from
incomplete wiring instructions.

SUMMIT MUTUAL FUNDS, INC.
SHAREHOLDER INFORMATION

INTERNET                                        INTERNET
Complete an application online at               Call 1-888-259-7565 for a temporary PIN
www.summitfunds.com.  You must also mail        number. This number will allow you to
the signed application along with a             transact online at www.summitfunds.com.
check payable to Summit Mutual Funds to:        You will be asked to change this number the
The Summit Mutual Funds                         first time that you log on.
c/o U. S. Bancorp Fund Services, LLC            Please make sure that your account is set up
P.O. Box 701                                    with bank account instructions to wire funds
Milwaukee, WI 53201-0701.                       for purchases. Also, you must indicate on
For overnight or express delivery, mail to:     your application that telephone transactions
The Summit Mutual Funds                         are suthorized in order to complete internet
c/o U. S. Bancorp Fund Services, LLC            transactions.
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207.

Please be sure to indicate on the application that you wish to have telephone and internet transaction privileges.

BY TELEPHONE EXCHANGE                           TELEPHONE EXCHANGE
Call 1-888-259-7565 to exchange from            Call 1-888-259-7565 to exchange from
another Summit Mutual Funds account with        another Summit Mutual Funds account with
the same registration including name,           the same registration including name,
address and taxpayer ID number.                 address and taxpayer ID number.

---------------------------------------------------------------
PLEASE NOTE: All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars to Summit Mutual Funds. A $25 fee will be imposed by the Funds' transfer agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by a Fund. Prior to the transfer agent receiving a completed application, investors may make an initial investment. However, redemption proceeds will not be paid until the transfer agent has received the completed application.
---------------------------------------------------------------
ADDITIONAL INFORMATION ON BUYING SHARES

o The Funds will not accept payment in cash or third party checks for the purchase of shares.

o Each Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Funds' shares, in whole or in part.

o Federal regulations require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Funds reserve the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding at a rate of 31% on all liquidations and dividend and capital gain distributions.

o Payment for shares of a Fund in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the respective Fund.

REDEMPTION OF SHARES

Redemption requests for any of the Funds received by the transfer agent before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day for the Funds will be executed the same day, at that day's closing price. Orders received after the close will receive the next business day's closing price.

If the redemption amount exceeds $50,000, or if the proceeds are to be sent elsewhere than the address of record, or the address of record has been changed by telephone within the preceding 15 days, each signature must be guaranteed in writing by either a commercial bank that is a member of the FDIC, a trust company, a credit union, a savings association, a member firm of a national securities exchange or other eligible guarantor institution.

SUMMIT MUTUAL FUNDS, INC.
SHAREHOLDER INFORMATION

BY TELEPHONE
Call 1-888-259-7565 with your account name, sixteen-digit account number and amount of redemption (minimum $500). Redemption proceeds will only be sent to a shareholder's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records. (Available only if telephone redemptions have been authorized on the account application and if there has been no change of address by telephone within the preceding 15 days).

BY MAIL
Mail your instructions to Summit Mutual Funds, P.O. Box 3011, Milwaukee, WI 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, WI 53202). Include the number of shares or the amount to be redeemed, your sixteen-digit account number and Social Security number or other taxpayer identification number. Your instructions must be signed by all persons required to sign for transactions exactly as their names appear on the account.

INTERNET
Call 1-888-259-7565 for a temporary PIN number. This number will allow you to make transactions online at www.summitfunds.com.

Redemption proceeds will only be sent to a shareholder's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records. (Available only if telephone redemptions have been authorized on the account application and if there has been no change of address within the preceding 15 days.)

AUTOMATICALLY
Call 1-888-259-7565 for a Systematic Withdrawal Plan application ($5,000 account minimum and $50 minimum per transaction).
---------------------------------------------------------------
Guarantees must be signed by an eligible guarantor institution and "Signature Guaranteed" must appear with the signature.
---------------------------------------------------------------
The Funds may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.
---------------------------------------------------------------

ADDITIONAL TRANSACTION INFORMATION

TELEPHONE REQUESTS
In order to arrange for telephone redemptions after you have opened your account or to change the bank or account designated to receive redemption proceeds, send a written request to the U.S. Bancorp Fund Services, LLC or contact your registered representative. Each shareholder of the account must sign the request. The Funds may request further documentation from corporations, executors, administrators, trustees and guardians.

The Funds reserve the right to modify or terminate telephone redemption privileges at any time if they believe it is advisable to do so.

DURING PERIODS OF SUBSTANTIAL ECONOMIC OR MARKET CHANGE,
TELEPHONE REDEMPTIONS MAY BE DIFFICULT TO IMPLEMENT. IF A
SHAREHOLDER IS UNABLE TO CONTACT THE TRANSFER AGENT BY
TELEPHONE, SHARES MAY ALSO BE REDEEMED BY DELIVERING THE
REDEMPTION REQUEST TO THE TRANSFER AGENT.

In an effort to prevent unauthorized or fraudulent purchase and redemption requests by telephone or internet, U. S. Bancorp employs reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to transact by telephone will be required to provide their account number (unless opening a new account). Investors electing to transfer by internet must enter a personal identification number (PIN). All telephone transactions will be recorded and confirmed in writing. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Summit Mutual Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Summit Mutual Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.

                                    SUMMIT MUTUAL FUNDS, INC.
                                      SHAREHOLDER INFORMATION

INTERNET OPTIONS
Internet exchange privileges automatically apply to each shareholder who holds telephone exchange privileges and who has requested a temporary PIN from a shareholder service representative. All internet transaction privileges are ONLY available if the shareholder has elected telephone and internet privileges for those same transactions.

ADDITIONAL REDEMPTION INFORMATION
The Funds will make payment for redeemed shares typically within one or two business days, but no later than the seventh day after receipt by the transfer agent of a request in proper form, except as provided by SEC rules. However, if any portion of the shares to be redeemed represents an investment made by check, the funds will delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected, which may take twelve days from the purchase date. An investor must have filed a purchase application before any redemption requests can be paid.

ACCOUNTS BELOW THE MINIMUM BALANCE
If your account falls below $1,000, the Funds may redeem your account. The Fund will impose no charge and will give you sixty days' written notice prior to any redemption.

REDEMPTION IN KIND
Each Fund intends to pay cash for all shares redeemed, unless the redemption request is for more than $250,000 or 1% of the net assets of a Fund by a single shareholder over any 90-day period. If such a redemption request is presented and the Fund deems it to be detrimental to existing shareholders to pay the redemption in cash, the Fund may pay all or part of the redemption in the Fund's portfolio securities at their then-current market value equal to the redemption price. If you received securities in kind and converted them to cash, you would incur brokerage costs. Redemptions in kind, like all redemptions, are taxable transactions.

EXCHANGE OF SHARES
Without a sales charge, you may exchange shares of a Fund for shares of another Fund. An exchange is treated as a redemption of Fund Shares, and a purchase of another Fund's shares.

For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, an investor may realize a capital gain or loss. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. No exchange fee is currently imposed by Summit Mutual Funds on exchanges. However, Summit Mutual Funds reserves the right to impose a charge in the future. Summit Mutual Funds reserves the right to reject any exchange request with prior notice to a shareholder and the exchange privilege may be modified or terminated at any time. At least sixty days' notice will be given to shareholders of any material modification or termination except where notice is not required under SEC regulations. Also keep in mind:

o Exchanges are available only in states where exchanges may be legally made.

o The minimum amount which may be exchanged is the lesser of $1,000 or all the shares of that Fund.

o If any portion of the shares to be exchanged represents an investment made by check, a Fund will delay the acquisition of new shares in an exchange until the transfer agent is reasonably satisfied that the check has been collected, which may take up to twelve days from the purchase date.

o It may be difficult to make telephone exchanges in times of drastic economic or market changes.

SUMMIT MUTUAL FUNDS, INC.
SHAREHOLDER INFORMATION

EXCESSIVE TRADING
The Adviser may bar excessive traders from purchasing shares of a Fund. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses. The Fund defines "excessive trading" as exceeding one purchase and sale involving the Funds within any 120-day period. For example, assume you are invested in a Fund. You can move substantial assets from that Fund to another Fund and, within the next 120 days, sell your shares in that Fund to return to the first Fund. If you exceed the number of trades described above, you may be barred indefinitely from further purchases of shares of the Funds. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions that are not part of exchanges; and (2) systematic purchases or redemptions made through an automatic investment plan or an automatic withdrawal plan.

SHAREHOLDER REPORTS
Shareholders will be provided with a report showing portfolio investments and other information at least semiannually; and after the close of a Fund's fiscal year with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareholder reports will be sent to shareholders with the same mailing address. Shareholders may request duplicate copies free of charge.

Account statements generally will be mailed after each purchase, reinvestment of dividends and redemption. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Generally, the Fund does not send statements for Funds held in brokerage, retirement or other similar accounts.

AUTOMATED TELERESPONSE SERVICE
Shareholders using a touch-tone telephone can access information on the Funds twenty-four hours a day, seven days a week. When calling U. S. Bancorp Fund Services, LLC at 1-888-259-7565, shareholders may choose to use the automated information feature or, during regular business hours (8:00 a.m. to 7:00 p.m. Central time, Monday through Friday), speak with a U. S. Bancorp representative.

INTERNET SERVICES
You may also access information about the Funds and your account balances by visiting our website at www.summitfunds.com.

RETIREMENT PLANS
The Fund offers individual retirement accounts including SIMPLE and SEP IRAs. For details concerning Retirement Accounts
(including service fees), please call U. S. Bancorp Fund
Services, LLC at 1-888-259-7565.

                                    SUMMIT MUTUAL FUNDS, INC.
                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends from net investment income of the Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the other Funds are declared and paid as follows:

Annually:                           Quarterly:
S&P 500 Index Fund                  Balanced Index Fund
S&P MidCap 400 Index Fund           Lehman Aggregate Bond Index Fund
Russell 2000 Small Cap Index Fund   Bond Fund
Nasdaq-100 Index Fund               Short-term Government Fund
EAFE International Index Fund       High Yield Bond Fund
Total Social Impact Fund
Everest Fund

Any capital gains are distributed annually. Your dividends and capital gains distributions will be reinvested automatically in additional shares unless you notify Summit Mutual Funds that you elect to receive distributions in cash. Class F shares may pay lower dividends due to their higher levels of operating expenses.

If you have elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

SUMMIT MUTUAL FUNDS, INC.
FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net long-term capital gains of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase Fund shares just prior to a dividend or capital gain distribution, the purchase price will reflect the amount of the upcoming dividend or distribution, but you will be taxable on the entire amount of the dividend or distribution received, even though, as an economic matter, the dividend or distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your Fund shares, including an exchange for Fund shares of another Fund, based on the difference between your tax basis in the Fund shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Fund shares.) Any loss realized on Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Fund shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

                                           SUMMIT MUTUAL FUNDS, INC.
S&P, FRANK RUSSELL, NASDAQ, EAFE AND TOTAL SOCIAL IMPACT DISCLAIMERS

The S&P 500 Index is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. Summit Mutual Funds is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of Summit Mutual Funds or any member of the public regarding the advisability of investing in securities generally or in Summit Mutual Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of Summit Mutual Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Summit Mutual Funds.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the

                                           SUMMIT MUTUAL FUNDS, INC.
S&P, FRANK RUSSELL, NASDAQ, EAFE AND TOTAL SOCIAL IMPACT DISCLAIMERS

determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings ("TSI Ratings") to track general stock market performance. TSI's only relationship to Summit Investment Partners, Inc. and Summit Mutual Funds is the licensing of certain trademarks and trade names of the TSI and of the TSI Ratings which are determined, composed and calculated by TSI without regard to Summit Investment Partners, Inc. or this Fund. TSI has no obligation to take the needs of the Summit Investment Partners, Inc., Summit Mutual Funds or the owners of this Fund into consideration in determining, encompassing or calculating the TSI Ratings. TSI is not responsible for and has not participated in the determination of the prices and amount of this Fund or the timing of the issuance or sale of this Fund or in the determination or calculation of the equation by which this Fund is to be converted into cash. TSI has no obligation or liability in connection with the administration, marketing or trading of this Fund.

TSI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN AND TSI SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. TSI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SUMMIT INVESTMENT PARTNERS, INC., SUMMIT MUTUAL FUNDS, OWNERS OF THIS FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. TSI MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL TSI HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's most recent financial statements, is included in the Statement of Additional Information and is available upon request. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                       S&P 500 Index Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $34.90     $48.00       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .35        .40          .20
 Net realized and unrealized
    gain/(loss)                    (7.57)    (13.25)       (2.05)
                                  ------     ------       ------
Total from Investment Activities   (7.22)    (12.85)       (1.85)
                                  ------     ------       ------
Distributions:
 Net investment income              (.23)      (.25)        (.15)
 Return of capital                    --         --           --
 Net realized gains                   --         --           --
                                  ------     ------       ------
Total Distributions                 (.23)      (.25)        (.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $27.45     $34.90       $48.00
                                  ======     ======       ======
Total Return                      (20.88%)   (26.88%)      (3.71%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets  -Net(2)        0.49%      0.42%        0.40%(3)

Ratio of Expenses
 to Average Net Assets -Gross       0.53%      0.43%        0.42%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 1.01%      0.87%        0.82%(3)

Portfolio Turnover Rate             2.52%      4.52%       17.82%(3)

Net Assets,
 End of Period (000's)          $110,001   $129,931      $160,899

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                    S&P MidCap 400 Index Fund

                                                         Period from
                                                      December 28, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $42.25     $53.55       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .24        .40          .25
 Net realized and unrealized
    gain/(loss)                    (2.49)    (10.90)        3.45
                                  ------     ------       ------
Total from Investment Activities   (2.25)    (10.50)        3.70
                                  ------     ------       ------
Distributions:
 Net investment income              (.18)      (.35)        (.15)
 Return of capital                    --         --           --
 Net realized gains                   --       (.45)          --
                                  ------     ------       ------
Total Distributions                 (.18)      (.80)        (.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $39.82     $42.25       $53.55
                                  ======     ======       ======
Total Return                       (5.41%)   (19.81%)       7.41%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.60%      0.59%        0.59%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.85%      0.80%        0.78%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 0.54%      0.90%        1.09%(3)

Portfolio Turnover Rate            15.62%     39.02%       96.90%(3)

Net Assets,
End of Period (000's)            $19,202    $14,234      $24,015


----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                  Russell 2000 Small Cap Index Fund

                                                         Period from
                                                      December 29, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $41.80     $53.65       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .30        .45          .25
 Net realized and unrealized
     gain/(loss)                   (4.37)    (11.85)        3.60
                                  ------     ------       ------
Total from Investment Activities   (4.07)    (11.40)        3.85
                                  ------     ------       ------
Distributions:
 Net investment income              (.25)      (.40)        (.20)
 Return of capital                    --         --           --
 Net realized gains                   --       (.05)          --
                                  ------     ------       ------
Total Distributions                 (.25)      (.45)        (.20)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $37.48     $41.80       $53.65
                                  ======     ======       ======
Total Return                       (9.88%)   (21.40%)       7.70%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.75%      0.75%        0.75%(3)

Ratio of Expenses to
 Average Net Assets - Gross         1.21%      1.17%        1.69%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 0.63%      0.97%        1.05%(3)

Portfolio Turnover Rate            28.12%     42.59%       67.92%(3)

Net Assets,
 End of Period (000's)           $15,464    $17,761      $15,889


(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                       Nasdaq-100 Index Fund

                                                         Period from
                                                      December 29, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $15.85     $49.55       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income                --        .05          .25
 Net realized and unrealized
 gain/(loss)                       (4.67)    (33.55)        (.55)
                                  ------     ------       ------
Total from Investment Activities   (4.67)    (33.50)        (.30)
                                  ------     ------       ------
Distributions:
 Net investment income                --       (.15)        (.15)
 Return of capital                    --       (.05)          --
 Net realized gains                   --         --           --
                                  ------     ------       ------
Total Distributions                   --       (.20)        (.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $11.18     $15.85       $49.55
                                  ======     ======       ======
Total Return                      (29.46%)   (67.85%)      (0.62%)

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)         0.65%      0.65%        0.61%(3)

Ratio of Expenses to
Average Net Assets - Gross          1.35%      1.14%        1.14%(3)

Ratio of Net Investment
Income/(Loss) to
Average Net Assets                 (0.17%)     0.10%        1.09%(3)

Portfolio Turnover Rate             1.94%     13.94%      113.32%(3)

Net Assets,
End of Period (000's)             $6,430     $7,406      $13,093

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                        EAFE International Index Fund

                                                          Period from
                                      Year Ended      December 29, 2000(1)
                                     September 30,     to September 30,
                                     -------------    --------------------
                                        2002               2001
                                       ------             ------
Net Assets Value,
 Beginning of period                   $36.90             $50.00

Investment Activities:
 Net investment income                    .24                .25
 Net realized and unrealized
  gain/(loss)                           (6.38)            (13.25)
                                       ------             ------
Total from Investment Activities        (6.14)            (13.00)
                                       ------             ------
Distributions:
 Net investment income                   (.15)              (.10)
 Return of capital                         --                 --
 Net realized gains                        --                 --
                                       ------             ------
Total Distributions                      (.15)              (.10)
                                       ------             ------
Net Asset Value,
 End of period                         $30.61             $36.90
                                       ------             ------
Total Return                           (16.73%)           (26.04%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)             1.25%              1.25%(3)

Ratio of Expenses to
 Average Net Assets - Gross              1.67%              1.55%(3)

Ratio of Net Investment
 Income/(Loss) to
  Average Net Assets                     0.65%              0.77%(3)

Portfolio Turnover Rate                 20.12%              0.58%(3)

Net Assets,
 End of Period (000's)                $15,553            $17,911

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                          Total Social Impact Fund

                                                          Period from
                                      Year Ended      December 28, 2000(1)
                                     September 30,     to September 30,
                                     -------------    --------------------
                                        2002               2001
                                       ------             ------

Net Assets Value,
 Beginning of period                   $38.95             $50.00
                                       ------             ------
Investment Activities:
 Net investment income                    .28                .25
 Net realized and unrealized
   gain/(loss)                          (8.22)            (11.20)

Total from Investment Activities        (7.94)            (10.95)
                                       ------             ------
Distributions:
 Net investment income                   (.21)              (.10)
 Return of capital                         --                 --
 Net realized gains                        --                 --
                                       ------             ------
Total Distributions                      (.21)              (.10)
                                       ------             ------
Net Asset Value,
 End of period                         $30.80             $38.95
                                       ======             ======
Total Return                           (20.55%)           (21.94%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)             0.75%              0.75%(3)

Ratio of Expenses to
 Average Net Assets - Gross              2.29%              2.57%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                      0.72%              0.79%(3)

Portfolio Turnover Rate                  3.82%              0.62(3)%

Net Assets,
 End of Period (000's)                 $3,251             $3,921

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                           Balanced Index Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $41.90     $49.35       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              1.23       1.35          .80
 Net realized and
  unrealized gain/(loss)           (5.55)     (7.35)        (.85)
                                  ------     ------       ------
Total from Investment Activities   (4.32)     (6.00)        (.05)
                                  ------     ------       ------
Distributions:
 Net investment income             (1.20)     (1.35)        (.60)
 Return of capital                    --         --           --
 Net realized gains                 (.13)      (.10)          --
                                  ------     ------       ------
Total Distributions                (1.33)     (1.45)        (.60)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $36.25     $41.90       $49.35
                                  ======     ======       ======
Total Return                      (10.72%)   (12.45%)      (0.12%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.60%     .0.60%        0.59%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.78%     .0.60%        0.60%(3)

Ratio of Net Investment
 Income/(Loss)
 to Average Net Assets              2.87%      2.92%        3.13%(3)

Portfolio Turnover Rate            16.89%     29.89%       30.16%(3)

Net Assets,
 End of Period (000's)           $21,348    $27,078      $34,140

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                  Lehman Aggregate Bond Index Fund

                                                         Period from
                                                        April 3, 2000(1)
                             Year Ended September 30,   to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $53.90     $51.10       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              2.81       3.15         1.55
 Net realized and unrealized
    gain/(loss)                      .63       2.80          .70
                                  ------     ------       ------
Total from Investment Activities    3.44       5.95         2.25
                                  ------     ------       ------
Distributions:
 Net investment income             (2.89)     (3.10)       (1.15)
 Return of capital                    --         --           --
 Net realized gains                (1.12)      (.05)          --
                                  ------     ------       ------
Total Distributions                (4.01)     (3.15)       (1.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $53.33     $53.90       $51.10
                                  ======     ======       ======
Total Return                        6.79%     12.06%        4.55%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)         0.60%     .0.59%        0.59%(3)

Ratio of Expenses to
Average Net Assets - Gross          0.88%     .0.67%        0.81%(3)

Ratio of Net Investment
Income/(Loss) to
Average Net Assets                  5.31%      5.95%        6.29%(3)

Portfolio Turnover Rate            74.65%     63.26%       18.43%(3)

Net Assets,
End of Period (000's)            $16,964    $16,653      $16,290

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                              Everest Fund

                                                         Period from
                                                      December 29, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $54.35     $51.30       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .74        .95          .40
 Net realized and unrealized
  gain/(loss)                     (11.12)      3.80         1.20
                                  ------     ------       ------
Total from Investment Activities  (10.38)      4.75         1.60
                                  ------     ------       ------
Distributions:
 Net investment income              (.53)      (.70)        (.30)
 Return of capital                    --         --           --
 Net realized gains                (3.59)     (1.00)          --
                                  ------     ------       ------
Total Distributions                (4.12)     (1.70)        (.30)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $39.85     $54.35       $51.30
                                  ======     ======       ======
Total Return                      (21.24%)     9.01%        3.21%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.96%      0.78%        0.81%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.96%      0.80%        0.85%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 1.33%      1.67%        1.51%(3)

Portfolio Turnover Rate            66.74%    105.91%      138.39%(3)

Net Assets,
 End of Period (000's)           $42,198    $57,497      $49,440


(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                            Bond Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $51.45     $50.20       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              3.10       3.35         1.80
 Net realized and unrealized
  gain/(loss)                       (.98)      1.40         (.30)
                                  ------     ------       ------
Total from Investment Activities    2.12       4.75         1.50
                                  ------     ------       ------
Distributions:
 Net investment income             (3.13)     (3.40)       (1.30)
 Return of capital                    --         --           --
 Net realized gains                 (.09)      (.10)          --
                                  ------     ------       ------
Total Distributions                (3.22)     (3.50)       (1.30)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $50.35     $51.45       $50.20
                                  ======     ======       ======
Total Return                        4.29%      9.78%        3.04%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.71%     .0.61%        0.64%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.71%     .0.62%        0.66%(3)

Ratio of Net Investment
 Income/(Loss)
 to Average Net Assets              6.17%      6.72%        7.19%(3)

Portfolio Turnover Rate            51.52%     76.96%       80.03%(3)

Net Assets,
 End of Period (000's)          $103,505   $102,056      $69,875

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                     Short-term Government Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $53.10     $50.95       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              1.74       2.55         1.50
 Net realized and unrealized
    gain/(loss)                     1.18       2.45          .55
                                  ------     ------       ------
Total from Investment Activities    2.92       5.00         2.05
                                  ------     ------       ------
Distributions:
 Net investment income             (1.79)     (2.60)       (1.10)
 Return of capital                    --         --           --
 Net realized gains                 (.75)      (.25)          --
                                  ------     ------       ------
Total Distributions                (2.54)     (2.85)       (1.10)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $53.48     $53.10       $50.95
                                  ======     ======       ======
Total Return                        5.72%     10.11%        4.14%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.73%      0.73%        0.73%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.97%     .0.91%        1.25%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 3.55%      5.08%        5.89%(3)

Portfolio Turnover Rate            64.75%     48.30%       99.38%(3)

Net Assets,
 End of Period (000's)           $25,646    $16,826      $10,199

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.


                                        High Yield Bond Fund

                                                          Period from
                                      Year Ended         July 9, 2001(1)
                                     September 30,      to September 30,
                                     -------------      ----------------
                                        2002                2001
                                       ------              ------
Net Assets Value,
 Beginning of period                   $27.60              $30.30
                                       ------              ------
Investment Activities:
 Net investment income                   2.39                 .65
 Net realized and unrealized
   gain/(loss)                          (3.98)              (3.15)
                                       ------              ------
Total from Investment Activities        (1.59)              (2.50)
                                       ------              ------
Distributions:
 Net investment income                  (2.53)               (.20)
 Return of capital                         --                  --
 Net realized gains                        --                  --
                                       ------              ------
Total Distributions                     (2.53)               (.20)
                                       ------              ------
Net Asset Value,
 End of period                         $23.48              $27.60
                                       ======              ======
Total Return                            (6.61%)             (8.31%)

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)              1.22%               1.30%(3)

Ratio of Expenses to
Average Net Assets - Gross               1.22%               1.30%(3)

Ratio of Net Investment
 Income/(Loss) to
 to Average Net Assets                   8.86%               9.11%(3)

Portfolio Turnover Rate                185.02%             111.21%(3)

Net Assets,
End of Period (000's)                 $16,420             $18,850

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                          Money Market Fund

                                                         Period from
                                                       June 28, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $ 1.00     $ 1.00       $ 1.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .02        .05          .02
 Net realized and
   unrealized gain/(loss)             --         --           --
                                  ------     ------       ------
Total from Investment Activities     .02        .05          .02
                                  ------     ------       ------
Distributions:
 Net investment income              (.02)      (.05)        (.02)
 Return of capital                    --         --           --
 Net realized gains                   --         --           --
                                  ------     ------       ------
Total Distributions                 (.02)      (.05)        (.02)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $ 1.00     $ 1.00       $ 1.00
                                  ======     ======       ======
Total Return                        1.64%      4.99%        1.64%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)         0.44%     .0.43%        0.45%(3)

Ratio of Expenses to
Average Net Assets  - Gross          0.60%     0.48%        0.54%(3)
Ratio of Net Investment
Income/(Loss) to
to Average Net Assets               1.62%      4.78%        6.41%(3)

Portfolio Turnover Rate               --         --           --

Net Assets,
End of Period (000's)            $120,401   $86,889      $64,489

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                 SUMMIT MUTUAL FUNDS, INC.
                                      APPENDIX A:  RATINGS

CORPORATE BOND RATINGS

Moody's Investors Services, Inc.

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Rating Services

AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                 SUMMIT MUTUAL FUNDS, INC.
                                      APPENDIX A:  RATINGS

COMMERCIAL PAPER RATINGS

Moody's Investors Services, Inc.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:
o  management;
o economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas;
o  competition and customer acceptance of products;
o  liquidity;
o  amount and quality of long-term debt;
o  ten-year earnings trends;
o financial strength of a parent company and the relationships which exist with the issuer; and
o recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Rating Services

Commercial paper rated A by Standard & Poor's Rating Services has the following characteristics:

o  Liquidity ratios are better than the industry average.
o Long-term senior debt rating is "A" or better. In some cases, BBB credits may be acceptable.
o The issuer has access to at least two additional channels of borrowing.
o Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
o Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned.

Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

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[Back Cover Page]
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                       A Statement of Additional Information dated
                       February 1, 2003, which contains further information about the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Funds' investments is available in Summit Mutual Funds' annual and semi-annual reports to shareholders. In Summit Mutual Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling Summit Mutual Funds, c/o U. S. Bancorp Fund Services, LLC, (888) 259-7565, or by writing Summit Mutual Funds, c/o U. S. Bancorp Fund Services, LLC, at P.O. Box 701, Milwaukee, WI 53201-0701.

                       Summit Mutual Funds' Statement of Additional
                       Information, annual and semi-annual reports and certain other information about the Funds can be reviewed and copied at the SEC's Public Reference Room. Information about the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of Fund documents may be obtained, after paying a duplication fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request to publicinfo@sec.gov.

                       These fund documents and other information about the Funds are also available without charge at the SEC's web site: http://www.sec.gov.


                       File 811-0400






SEC File No 811-04000                 SUMMIT
                              [Logo]  MUTUAL
                                      FUNDS
smfi 514apex 2/03

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